12. Share-Based Compensation (Details - Common stock awards) - Common Stock Awards [Member] - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Common stock awards outstanding, beginning balance	22,887	19,622	19,622	13,943
Common stock awards granted	8,647	3,181	34,403	104,006
Common stock awards issued			(31,138)	(98,327)
Common stock awards outstanding, ending balance			22,887	19,622